Note 12 - Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
12.	FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES

The Company's financial instruments include cash and cash equivalents, accounts receivable, investments, trade and other payables and lease obligation. The carrying values of cash and cash equivalents, accounts receivable, trade and other payables and lease liability reported in the consolidated statement of financial position approximate their respective fair values due to the relatively short-term nature of these instruments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three
levels to classify the inputs to valuation techniques used to measure fair value as described below:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:	Observable inputs other than quoted prices in Level
1
such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:	Unobservable inputs which are supported by little or no market activity.

The Company's financial assets or liabilities as measured in accordance with the fair value hierarchy described above are:

	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$94,008	$-	$-	$94,008
Investments (Note 5) (1)	11,951	-	-	11,951
	$105,959	$-	$-	$105,959

	As at December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$72,360	$-	$-	$72,360
Investments (Note 5) (1)	1,408	-	-	1,408
	$73,768	$-	$-	$73,768

(
1
)
The fair value of equity securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore equity securities are classified within Level
1
of the fair value hierarchy. The fair values of equity securities and warrants that are not
quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level
2
of the fair value hierarchy.

There were
no
transfers between levels
1,
2
and
3
during the year ended
December 31, 2020
or during the year ended
December 31, 2019.